Fees Summary	Apr. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,173,000.00
Previously Paid Amount	0.00
Total Fee Amount	332.69
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee Per Rule 457(r)
Net Fee	$ 332.69
Narrative - Max Aggregate Offering Price	$ 2,173,000.00
Final Prospectus	true